Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 4,557,424	$ 479			$ 16,624,557		$ 1,075,176	$ (18,768,753)	$ 3,488,883
Beginning balance, shares at Dec. 31, 2018	18	499,958			1,468,554
Issuance of Series A Preferred stock pursuant to employment agreement	$ 992,250								992,250
Issuance of Series A Preferred Stock in 2018 pursuant to employment and consulting agreement, shares	3
Issuance of common stock for retirement of Series A Preferred Stock	$ (10,500)				$ 10,500
Issuance of common stock and retirement of Series A preferred stock, shares	(1)				33,333
Issuance of common stock for retirement of Series B Preferred Stock		$ (479)			$ 479
Issuance of common stock for retirement of Series B Preferred Stock, shares		(499,958)			250,131
Sale of common stock					$ 3,296,700				3,296,700
Sale of common stock, shares					379,555
Issuance of common stock in 2019 for acquisition of technology					$ 932,000				932,000
[custom:StockIssuedDuringPeriodSharesAcquisitionOfTechnology]					68,580
Issuance of common stock in 2019 for acquisition of inventory					$ 487,500				487,500
[custom:IssuanceOfCommonStockForAcquisitionOfInventoryShares]					125,000
Issuance of common stock in 2019 for satisfaction of accrued salaries					$ 33,153				33,153
[custom:IssuanceOfCommonStockForSatisfactionOfAccruedSalariesShares]					2,227
Issuance of common stock in 2019 for compensation and services rendered					$ 2,938,823				2,938,823
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture					353,557
Issuance of common stock for compensation, shares
Stock options							381,111		381,111
Net loss								(5,900,760)	(5,900,760)
Ending balance, value at Dec. 31, 2019	$ 5,539,174				$ 23,113,077		1,075,176	(23,361,223)	6,366,204
Ending balance, shares at Dec. 31, 2019	20				2,680,937
Issuance of common stock for services rendered					$ 401,059				$ 401,059
Issuance of common stock for services rendered, shares					435,888
Issuance of common stock - reverse stock split rounding
Issuance of common stock for acqusition of intangible assets					$ 201,187				$ 201,187
Issuance of common stock for acqusition of intangible assets, shares					235,000
Issuance of common stock for compensation					$ 41,625				41,625
Issuance of common stock for compensation, shares					30,000
Treasury stock acquired						$ (560,000)			(560,000)
Treasury stock acquired, shares					(543,715)	543,715
Issuance of common stock in lieu of interest payment					$ 77,775				77,775
Issuance of common stock in lieu of interest payment, shares					185,000
Issuance of common stock presuant to note agreements					$ 88,927				88,927
Issuance of common stock presuant to note agreements, shares					162,545
Issuance of common stock for inventory					$ 491,979				491,979
Issuance of common stock for inventory, shares					478,715
Issuance of common stock - reverse stock split rounding, shares					2,460
Issuance of common stock pursuant to FirstFire note agreement					$ 295,780				295,780
Issuance of common stock pursuant to FirstFire note agreement, shares					119,508
Net loss								(3,598,208)	(3,598,208)
Ending balance, value at Sep. 30, 2020	$ 5,539,174				$ 24,711,409	$ (560,000)	1,075,176	(26,959,431)	3,806,328
Ending balance, shares at Sep. 30, 2020	20				3,786,338	543,715
Beginning balance, value at Dec. 31, 2019	$ 5,539,174				$ 23,113,077		1,075,176	(23,361,223)	6,366,204
Beginning balance, shares at Dec. 31, 2019	20				2,680,937
Sale of common stock					$ 300,000				300,000
Sale of common stock, shares					600,000
Issuance of common stock for services rendered					$ 584,338				584,338
Issuance of common stock for services rendered, shares					941,199
Issuance of common stock in 2020 for 300:1 reverse stock split rounding
Issuance of common stock - reverse stock split rounding					2,460
Issuance of common stock in 2020 pursuant to First Fire note agreement					$ 357,030				357,030
Issuance of common stock in 2020 pursuant to First Fire note agreement, shares					313,032
Issuance of common stock in 2020 pursuant to Labrys Fund Equities note agreement					$ 80,182				80,182
Issuance of common stock in 2020 pursuant to Labrys Fund Equities note agreement, shares					142,545
Issuance of common stock in 2020 pursuant to Eagle Equities note agreement					$ 8,745				8,745
Issuance of common stock in 2020 pursuant to Eagle Equities note agreement					20,000
Issuance of common stock in 2020 pursuant to Arena note agreement					$ 129,580				129,580
Issuance of common stock in 2020 pursuant to Arena note agreement, shares					409,417
Issuance of common stock for acqusition of intangible assets					$ 217,012				217,012
Issuance of common stock for acqusition of intangible assets, shares					285,000
Issuance of common stock for compensation					$ 41,625				41,625
Issuance of common stock for compensation, shares					30,000
Issuance of common stock in 2020 for interest					$ 77,775				77,775
Issuance of common stock in 2020 for interest, shares					185,000
Issuance of common stock in 2020 for inventory					$ 491,979				491,979
Issuance of common stock in 2020 for inventory, shares					478,715
Treasury stock acquired						$ (560,000)			(560,000)
Treasury stock acquired, shares					(543,715)	543,715
Stock options							379,123		379,123
Net loss								(5,716,511)	(5,716,511)
Warrants							728,100		728,100
Ending balance, value at Dec. 31, 2020	$ 5,539,174				$ 26,111,978	$ (572,678)	2,563,399	(30,386,024)	3,255,849
Ending balance, shares at Dec. 31, 2020	20				5,544,590	543,715
Beginning balance, value at Jun. 30, 2020	$ 5,539,174				$ 24,056,211		1,075,176	(25,726,255)	4,944,306
Beginning balance, shares at Jun. 30, 2020	20				3,421,338
Issuance of common stock for services rendered					$ 85,444				85,444
Issuance of common stock for services rendered, shares					245,000
Treasury stock acquired						$ (560,000)			(560,000)
Treasury stock acquired, shares					(543,715)	543,715
Issuance of common stock in lieu of interest payment					$ 77,775				77,775
Issuance of common stock in lieu of interest payment, shares					185,000
Issuance of common stock for inventory					$ 491,979				491,979
Issuance of common stock for inventory, shares					478,715
Net loss								(1,233,176)	(1,233,176)
Ending balance, value at Sep. 30, 2020	$ 5,539,174				$ 24,711,409	$ (560,000)	1,075,176	(26,959,431)	3,806,328
Ending balance, shares at Sep. 30, 2020	20				3,786,338	543,715
Ending balance, value at Dec. 31, 2020	$ 5,539,174				$ 26,111,978	$ (572,678)	2,563,399	(30,386,024)	3,255,849
Ending balance, shares at Dec. 31, 2020	20				5,544,590	543,715
Sale of common stock					$ 4,826,001				4,826,001
Sale of common stock, shares					9,323,540
Issuance of common stock for services rendered					$ 985,824				985,824
Issuance of common stock for services rendered, shares					1,441,125
Issuance of common stock warrants and commitment shares in connection with convertible promissory note							662,062		662,062
Issuance of common stock for asset acquisitions					$ 3,350,513				3,350,513
Issuance of common stock for asset acquisition, shares					5,537,056
Issuance of common stock in lieu of interest payment					$ 140,263				140,263
Issuance of common stock in lieu of interest payment, shares					381,247
Issuance of preferred stock, shares				$ 2					2
Issuance of preferred stock, shares			50	1,950
Conversion of Series C Preferred stock to Common stock
Conversion of Series C Preferred stock to Common stock, shares					3,750,000
Issuance of common stock in lieu of note repayments					$ 537,748				537,748
Issuance of common stock in lieu of note repayments, shares					1,155,250
Net loss								(8,152,487)	(8,152,487)
Ending balance, value at Sep. 30, 2021	$ 5,539,174			$ 2	$ 35,952,327	$ (572,678)	3,225,461	(38,538,511)	5,605,775
Ending balance, shares at Sep. 30, 2021	20	0	50	1,950	27,132,808	543,715
Beginning balance, value at Jun. 30, 2021	$ 5,539,174			$ 2	$ 30,070,447	$ (572,678)	3,225,461	(35,305,895)	2,956,511
Beginning balance, shares at Jun. 30, 2021	20		50	1,950	16,943,011	543,715
Sale of common stock					$ 1,960,001				1,960,001
Sale of common stock, shares					3,591,540
Issuance of common stock for services rendered					$ 568,776				568,776
Issuance of common stock for services rendered, shares					1,035,011
Issuance of common stock for asset acquisitions					$ 3,212,840				3,212,840
Issuance of common stock for asset acquisition, shares					5,181,999
Issuance of common stock in lieu of interest payment					$ 140,263				140,263
Issuance of common stock in lieu of interest payment, shares					381,247
Net loss								(3,232,616)	(3,232,616)
Ending balance, value at Sep. 30, 2021	$ 5,539,174			$ 2	$ 35,952,327	$ (572,678)	$ 3,225,461	$ (38,538,511)	$ 5,605,775
Ending balance, shares at Sep. 30, 2021	20	0	50	1,950	27,132,808	543,715